Interest, advances, promissory notes payable and loan payable (Details 3) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Promissory note payable	$ 2,163,368	$ 2,213,368
Interest One Percent [Member]
Short-Term Debt [Line Items]
Promissory note payable	1,317,456	1,317,456
Interest Zero Six Six Seven Percent [Member]
Short-Term Debt [Line Items]
Promissory note payable	425,000	425,000
Interest Zero Six Two Five [Member]
Short-Term Debt [Line Items]
Promissory note payable	150,000	150,000
Non Interest Bearing [Member]
Short-Term Debt [Line Items]
Promissory note payable	270,912	270,912
Interest Promissory One Percent [Member]
Short-Term Debt [Line Items]
Promissory note payable		$ 50,000